Note 16 - Income Taxes (Details) - Aggregate Changes in Balance of Gross Unrecognized Tax Benefits (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Aggregate Changes in Balance of Gross Unrecognized Tax Benefits [Abstract]
Balance, beginning of year	$ 140.000	$ 136,000
Additions for tax positions related to prior years	7,000	4,000
Balance, end of year	$ 147.000	$ 140.000